RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 5) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013
Notes payable
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	1,842
Payments Due by 2014	1,842
Long-term debt
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	22,865
Payments Due by 2014	973
Payments Due by 2015 and 2016	3,751
Payments Due by 2017 and 2018	2,494
2019 and Thereafter	15,647
Long-term debt | Interest payments
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	16,798
Payments Due by 2014	1,254
Payments Due by 2015 and 2016	2,315
Payments Due by 2017 and 2018	2,111
2019 and Thereafter	11,118
Junior subordinated notes
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	1,063
2019 and Thereafter	1,063
Junior subordinated notes | Interest payments
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	3,614
Payments Due by 2014	68
Payments Due by 2015 and 2016	135
Payments Due by 2017 and 2018	135
2019 and Thereafter	3,276
Debt
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	25,770
Payments Due by 2014	2,815
Payments Due by 2015 and 2016	3,751
Payments Due by 2017 and 2018	2,494
2019 and Thereafter	16,710
Total long-term debt and junior subordinated notes | Interest payments
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	20,412
Payments Due by 2014	1,322
Payments Due by 2015 and 2016	2,450
Payments Due by 2017 and 2018	2,246
2019 and Thereafter	14,394